Significant Accounting Policies (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Significant Accounting Policies [Line Items]
Accretion amount	$ 9,971,602	$ 7,418,245
Federal depository insurance coverage	$ 250,000	$ 250,000